Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Other Receivables, Net, Current	$ 843		$ 342
Other Liabilities, Current	720		723
Technomar [Member]
Related Party Transaction [Line Items]
Management fees	11,466	$ 10,808
Other Receivables, Net, Current	843		342
Conchart [Member]
Related Party Transaction [Line Items]
Time charter and voyage expenses-related parties	3,719	$ 4,317
Other Liabilities, Current	$ 720		$ 723
Ship management agreements [Member]
Related Party Transaction [Line Items]
Broker Fee Commission Percentage	1.00%
Amount of commercial management agreements	$ 8,876